Description of Business and Summary of Significant Accounting Policies - Additional information (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 17, 2022	Jul. 15, 2022	Apr. 15, 2022	Apr. 05, 2022	Mar. 27, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Description of Business and Summary of Significant Accounting Policies
Effective tax rate						0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Advertising and marketing expense						$ 50,000	$ 31,000	$ 173,000	$ 91,000	$ 135,000	$ 70,000
Impairment on long-lived assets								0		0
Impairment loss on goodwill								0	$ 0
Impairment loss on digital assets								$ 25,000
Cessation period								90 days
ICE
Description of Business and Summary of Significant Accounting Policies
Increased contract award value				$ 7,176,364
Contract award value				$ 3,920,764
Cessation period		60 days	90 days		90 days			60 days
Revenue on contract termination	$ 720,000
Other Entity
Description of Business and Summary of Significant Accounting Policies
Contract award value			$ 1,000,000
Accounts Receivable Net, Current
Description of Business and Summary of Significant Accounting Policies
Unbilled receivables						$ 188,000		$ 188,000		$ 109,000	$ 0